Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	R$ 262,094	R$ 211,659	R$ 123,453
Third party software
Disclosure of operating segments [line items]
Gross revenue	176,714	139,726	86,588
Deductions from revenue	(15,952)	(8,421)	(5,373)
Revenues	160,762	131,305	81,215
AI and data analytics services
Disclosure of operating segments [line items]
Gross revenue	49,786	43,392	38,157
Deductions from revenue	(3,688)	(2,852)	(2,482)
Revenues	46,098	40,540	35,675
Proprietary software as a service (SaaS)
Disclosure of operating segments [line items]
Gross revenue	58,316	42,536	6,220
Deductions from revenue	(3,392)	(2,786)	(374)
Revenues	54,924	39,750	5,846
Other revenue
Disclosure of operating segments [line items]
Gross revenue	331	69	803
Deductions from revenue	(22)	(5)	(86)
Revenues	R$ 310	R$ 64	R$ 717